[LOGO]

                                  PORTFOLIO 21



                              SEMI - ANNUAL REPORT











                            For the Six Months Ended

                                February 28, 2001

                                  Portfolio 21

Dear Portfolio 21 Investors:

We are pleased to provide our third semi-annual report for Portfolio 21.

FINANCIAL PERFORMANCE

Since we launched the Fund in September 1999, total net assets have grown to $7,141,974. For the six and twelve months ended February 28, 2001, the Fund's return was -19.06%, and, for its 18-month life, the average annual return has been -1.58%. The Morgan Stanley World Equity Index returned -16.97% for the past six months and an average annual return of -3.37% for the 18 months ending February 28, 2001. We are using this index as our benchmark since Portfolio 21 holds both US and non-US stocks.

As you are undoubtedly aware, stock markets--in the United States as well as foreign countries--have experienced rocky times during the past six months. While there are many contributing factors, the most notable in my mind is the inevitable correction from a speculative bubble that had grown to unrealistic proportions, culminating in absurdly high stock prices and an ensuing correction. Many companies are experiencing earnings slowdowns, some related to the collapse of dot.com companies and some related to overall economic weakness. Also, the manner in which our Presidency changed hands last year did not instill confidence, and it's quite likely that the overall well-being of our citizens has been shaken by that experience as well as the sharp differences of opinion in Congress as to the appropriate fiscal policies for these times.

Portfolio 21's negative return for the past six months was consistent with the overall market and exacerbated by the fact that several of our largest holdings experienced significant price declines. These included Ericsson, Sony, Ballard Power, STMicroelectronics, Hewlett Packard, and Nokia. NEG Micon, Electrolux, JM Bygg, and AssiDoman performed very well but were not large enough holdings to offset the overall negative pattern.

During difficult market times such as these, we need to remind ourselves and our shareholders that investing is a long-term proposition. While market timing (selling high and buying low) sounds simple and obvious, it is neither. We affirm our commitment to long-term holdings in companies that meet our criteria.

ENVIRONMENTAL SUSTAINABILITY

During the past six months, three new companies--Vestas, Baxter International and Bristol Myers Squibb--were qualified for inclusion in Portfolio 21. Vestas is a Danish company that manufactures wind turbines. It fits very nicely into the Energy sector of Portfolio 21 and provides diversification benefits. Baxter and Bristol Myers are both US pharmaceutical companies. While these companies are not as obvious a fit with Portfolio 21's criteria as are alternative energy companies, both are making impressive efforts related to environmental sustainability. Bristol Myers Squibb, for example, has been leading the industry in its work on life cycle analysis. Baxter has demonstrated strong leadership in the areas of management involvement and understanding of sustainability issues. For details, please refer to www.portfolio21.com. Finally, during these past six months, Novo Nordisk completed the spin-off of its enzymes business into Novozymes.

SHAREHOLDER ACTIVISM

In the near future we will be posting on our website a log of our shareholder activities. We hope you will find it interesting and perhaps even inspiring. As shareholders in Portfolio 21, you should feel free to write directly to companies to express your opinions. While Portfolio 21 is the legal owner of the company's shares, you are certainly entitled to offer your opinions.

Progressive Investment Management (advisor to Portfolio 21) is participating in a group effort to work on encouraging technology companies to develop and implement supplier standards for international subcontractors. The precedent has been set with human rights standards in the apparel and shoe industry. We'd like to see equivalent results in the area of environmental standards for contractors who at first blush may fall outside the purview of a company's environmental sustainability efforts.

INFORMATION AVAILABILITY

Please visit our website, www.portfolio21.com. Profiles for all companies in Portfolio 21 are now posted, with new additions included at the end of each calendar quarter. We have also provided several position papers dealing with specific areas of interest and particular companies. Additionally, you can find the Fund's daily share price (NAV) on the website.

YOUR INPUT REQUESTED

Please keep your comments coming! We are delighted that so many investors and interested parties have contacted us, and we intend to respond in a timely and informative way. You can contact us via our website, or call us at 877-211-0034, ext. 21, or email welcome@portfolio21.com.

                                        Sincerely,

                                        /s/ Leslie E. Christian

                                        Leslie E. Christian

                                  Portfolio 21

SCHEDULE OF INVESTMENTS at February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 92.7%
ALTERNATIVE ENERGY: 7.4%
   6,950  AstroPower, Inc. (United States)*                           $ 242,381
   2,925  Ballard Power Systems, Inc. (Canada)*                         137,109
   2,300  NEG Micon A/S (Denmark)*                                      126,644
     500  Vestas Wind Systems AS (Denmark)                               24,452
                                                                     ----------
                                                                        530,586
                                                                     ----------
APPAREL/TEXTILES: 2.4%
   4,335  NIKE, Inc. - Class B (United States)                          169,282
                                                                     ----------
AUTO/TRUCK MANUFACTURERS: 2.1%
   8,150  Volvo AB - Sponsored ADR (Sweden)                             152,303
                                                                     ----------
AUTO/TRUCK PARTS & EQUIPMENT: 0.8%
   2,300  IMPCO Technologies, Inc. (United States)*                      54,912
                                                                     ----------
BANKS: 4.7%
   1,835  Union Bank of Switzerland AG - Sponsored ADR (Switzerland)    292,866
   5,450  Wainwright Bank & Trust Company (United States)                40,875
                                                                     ----------
                                                                        333,741
                                                                     ----------
BIOTECHNOLOGY: 0.9%
   2,925  Novozymes A/S (Denmark)                                        64,496
                                                                     ----------
BUILDING MATERIALS: 0.9%
   2,550  JM AB (Sweden)                                                 64,806
                                                                     ----------
COMMUNICATION EQUIPMENT: 7.3%
  12,825  Nokia Corp. - Sponsored ADR (Finland)                         282,150
  29,300  Telefonaktiebolaget LM Ericsson - Sponsored ADR (Sweden)      242,641
                                                                     ----------
                                                                        524,791
                                                                     ----------
COMMUNICATION SERVICES: 8.0%
  13,950  AT&T Corp. - Liberty Media Group (United States)              320,850
  10,525  Swisscom AG - Sponsored ADR (Switzerland)                     247,337
                                                                     ----------
                                                                        568,187
                                                                     ----------
COMPUTERS - HARDWARE: 9.6%
   9,570  Hewlett-Packard Co. (United States)                           276,094
   4,125  International Business Machines Corp. (United States)         412,087
                                                                     ----------
                                                                        688,181
                                                                     ----------
ELECTRIC COMPANIES: 0.6%
   3,000  Graninge AB (Sweden)                                           43,611
                                                                     ----------
ELECTRONICS: 5.3%
  15,000  Mitsubishi Electric Corp. (Japan)                              87,472
   1,175  Mitsubishi Electric Corp. - Unsponsored ADR (Japan)            81,075
   2,900  Sony Corp. - Sponsored ADR (Japan)                            207,379
                                                                     ----------
                                                                        375,926
                                                                     ----------
ELECTRONICS - INSTRUMENTATION: 2.7%
   5,278  Agilent Technologies, Inc. (United States)*                   190,008
                                                                     ----------
ELECTRONICS - SEMICONDUCTOR: 3.2%
   7,255  STMicroelectronics N.V. (France)                              227,662
                                                                     ----------
ENVIRONMENTAL: 2.4%
   9,300  Tomra Systems ASA Sponsored ADR (Norway)                      168,330
                                                                     ----------
FOOD - RETAIL: 4.3%
  12,700  Axfood AB (Sweden)                                             67,134
   3,935  Whole Foods Market, Inc. (United States)*                     169,697
  10,187  Wild Oats Markets, Inc. (United States)*                       71,787
                                                                     ----------
                                                                        308,618
                                                                     ----------
4

                                  Portfolio 21

SCHEDULE OF INVESTMENTS at February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
 SHARES                                                                  VALUE
--------------------------------------------------------------------------------
FOOD PROCESSING: 1.2%
  16,550  Horizon Organic Holding Corp. (United States)*             $   82,750
                                                                     ----------
HOUSEHOLD FURNITURE/APPLIANCES: 5.6%
   6,055  Electrolux AB - Sponsored ADR (Sweden)                        200,950
   7,720  Herman Miller, Inc. (United States)                           197,825
                                                                     ----------
                                                                        398,775
                                                                     ----------
HOUSEHOLD PRODUCTS - NON-DURABLES: 2.2%
   7,200  Church & Dwight Co., Inc. (United States)                     157,392
                                                                     ----------
INSURANCE - PROPERTY/CASUALTY: 3.1%
   2,150  Swiss Reinsurance Co. Sponsored ADR (Switzerland)             223,130
                                                                     ----------
LODGING AND HOTELS: 2.2%
  13,550  Scandic Hotels AB (Sweden)                                    157,030
                                                                     ----------
MEDICAL PRODUCTS AND PHARMACEUTICALS: 6.5%
     550  Baxter International, Inc. (United States)                     50,650
     775  Bristol-Myers Squibb Co. (United States)                       49,143
   3,650  Novo Nordisk A/S - Sponsored ADR (Denmark)                    363,175
                                                                     ----------
                                                                        462,968
                                                                     ----------
MISCELLANEOUS FABRICATED PRODUCTS: 2.6%
  10,775  SKF AB (Sweden)                                               186,210
                                                                     ----------
OFFICE FURNISHINGS: 1.8%
  20,300  Interface, Inc. (United States)                               129,413
                                                                     ----------
PAPER & FOREST PRODUCTS: 4.0%
   5,800  AssiDoman AB (Sweden)                                         110,847
   7,730  Svenska Cellulosa AB (Sweden)                                 177,986
                                                                     ----------
                                                                        288,833
                                                                     ----------
PHOTOGRAPHY/IMAGING: 0.9%
  11,135  Xerox Corp. (United States)                                    67,255
                                                                     ----------
TOTAL COMMON STOCKS
          (cost $7,600,415)                                           6,619,196
                                                                     ----------
PRINCIPAL
 AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 7.8%

MONEY MARKET INVESTMENT: 7.8%
$559,772  UMB Money Market Fiduciary (cost $559,772)                    559,772

TOTAL INVESTMENTS IN SECURITIES
          (cost $8,160,187+): 100.5%                                  7,178,968
Liabilities in excess of Other Assets: (0.5)%                           (36,994)
                                                                     ----------
NET ASSETS: 100.0%                                                   $7,141,974
                                                                     ==========

*    Non-income producing security.
+ At February 28, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $   695,056
     Gross unrealized depreciation                                   (1,676,275)
                                                                    -----------
     Net unrealized depreciation                                    $  (981,219)
                                                                    ===========

                                                                      PERCENT OF
COUNTRY                                                               NET ASSETS
--------------------------------------------------------------------------------

Canada                                                                     1.9%
Denmark                                                                    8.1%
Finland                                                                    3.9%
France                                                                     3.2%
Japan                                                                      5.2%
Norway                                                                     2.4%
Sweden                                                                    19.7%
Switzerland                                                               10.7%
United States                                                             45.4%
Liabilities in excess of other assets                                     (0.5%)
                                                                     ----------

NET ASSETS                                                                100.0%
                                                                     ==========

See accompanying Notes to Financial Statements.

                                  Portfolio 21

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
  Investment in securities, at value (cost $8,160,187) .........    $ 7,178,968
  Cash .........................................................         18,511
  Receivables:
    Dividends and interest .....................................          3,679
    From Advisor ...............................................          5,420
  Prepaid expenses .............................................          9,485
                                                                    -----------
          Total assets .........................................      7,216,063
                                                                    -----------
LIABILITIES
  Payables:
    Administration fees ........................................            797
    Distribution fees ..........................................          3,076
    Investments purchased ......................................         49,066
  Accrued expenses .............................................         21,150
                                                                    -----------
          Total liabilities ....................................         74,089
                                                                    -----------
NET ASSETS .....................................................    $ 7,141,974
                                                                    ===========
Net Asset Value, offering and redemption price per share
  ($7,141,974/348,007 shares outstanding; unlimited number of
  shares authorized without par value) .........................    $     20.52
                                                                    ===========

COMPOSITION OF NET ASSETS
  Paid-in capital ..............................................    $ 8,150,977
  Accumulated net investment loss ..............................        (28,212)
  Undistributed net realized gain from security transactions ...            428
  Net unrealized depreciation on investments ...................       (981,219)
                                                                    -----------
          Net Assets ...........................................    $ 7,141,974
                                                                    ===========

See accompanying Notes to Financial Statements.

                                  Portfolio 21

STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2001 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividend income ...........................................     $    15,896
    Interest income ...........................................          10,280
                                                                    -----------
          Total income ........................................          26,176
                                                                    -----------
  Expenses
    Advisory fees .............................................          36,245
    Administration fees .......................................          14,837
    Fund accounting fees ......................................          14,831
    Custody fees ..............................................          14,261
    Distribution fees .........................................           9,061
    Audit fee .................................................           7,542
    Registration fees .........................................           6,327
    Transfer agent fees .......................................           5,343
    Reports to shareholders ...................................           2,346
    Legal fees ................................................           1,341
    Trustee fees ..............................................             357
    Miscellaneous .............................................              22
                                                                    -----------
          Total expenses ......................................         112,513
          Less: expenses waived and reimbursed ................         (58,145)
                                                                    -----------
          Net expenses ........................................          54,368
                                                                    -----------
               NET INVESTMENT LOSS ............................         (28,192)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and foreign
  currency transactions .......................................           8,476
Net unrealized depreciation on investments and
  foreign currency ............................................      (1,498,903)
                                                                    -----------
          Net realized and unrealized loss on investments .....      (1,490,427)
                                                                    -----------
               NET DECREASE IN NET ASSETS FROM OPERATIONS .....     $(1,518,619)
                                                                    ===========

See accompanying Notes to Financial Statements.

                                  Portfolio 21

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                     Six Months   September 30,
                                                       Ended          1999 *
                                                    February 28,     through
                                                       2001 #    August 31, 2000
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income (loss) ...................  $   (28,192)   $     5,085
  Net realized gain (loss) from security
   transactions ..................................        8,476         (8,395)
  Net unrealized appreciation (depreciation) on
   investments and foreign currency ..............   (1,498,903)       517,684
                                                    -----------    -----------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS .................   (1,518,619)       514,374
                                                    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .....................       (4,758)            --
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net
   change in outstanding shares (a) ..............    1,393,552      6,757,425
                                                    -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS .....    1,393,552      6,757,425

NET ASSETS
  Beginning of period ............................    7,271,799             --
                                                    -----------    -----------
  END OF PERIOD ..................................  $ 7,141,974    $ 7,271,799
                                                    ===========    ===========

CHANGE IN SHARES

(a)  A summary of capital share transactions is as follows:

                                                                          September 30, 1999 *
                                          Six Months Ended                      through
                                         February 28, 2001#                 August 31, 2000
                                     ----------------------------      ----------------------------
                                        Shares           Value            Shares           Value
                                     -----------      -----------      -----------      -----------
Shares sold ......................        66,845      $ 1,521,778          288,661      $ 6,806,094
 Shares issued on reinvestment
  of distributions ...............           206            4,640               --               --
Shares redeemed ..................        (5,714)        (132,866)          (1,991)         (48,669)
                                     -----------      -----------      -----------      -----------
Net increase .....................        61,337      $ 1,393,552          286,670      $ 6,757,425
                                     ===========      ===========      ===========      ===========

----------
#    Unaudited.
*    Commencement of operations.

See Notes to Financial Statements.

                                  Portfolio 21

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------
                                                                   September 30,
                                                     Six Months        1999*
                                                        Ended         through
                                                    February 28,     August 31,
                                                        2001#          2000
--------------------------------------------------------------------------------
Net asset value, beginning of period .............     $25.37         $21.00
                                                       ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................      (0.08)          0.02
  Net realized and unrealized gain (loss) on
   investments ...................................      (4.75)          4.35
                                                       ------         ------
Total from investment operations .................      (4.83)          4.37
                                                       ------         ------
LESS DISTRIBUTIONS
  From net investment income .....................      (0.02)            --
                                                       ------         ------
Net asset value, end of period ...................     $20.52         $25.37
                                                       ======         ======
       Total return ..............................     (19.06)%++      20.81%++

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ...........     $  7.1         $  7.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed .......       3.10%+         4.48%+
  After fees waived and expenses absorbed ........       1.50%+         1.50%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed .......      (2.38%)+       (2.84%)+
  After fees waived and expenses absorbed ........      (0.78%)+        0.14%+

Portfolio turnover rate ..........................       2.82%++        0.17%++

#    Unaudited.
*    Commencement of operations.
+    Annualized.
++   Not annualized.

See Accompanying Notes to Financial Statements.

                                  Portfolio 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     Portfolio 21 (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Securities Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                                  Portfolio 21

--------------------------------------------------------------------------------

          At August 31, 2000, the Fund had a capital loss carry forward available for federal income tax purposes of $8,048 which expires in 2007.

     D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the period ended February 28, 2001, the Fund incurred $36,245 in advisory fees.

     The Fund is responsible for its own expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, excluding interest and tax expenses, so that its ratio of expenses to average net assets will not exceed 1.50%. In the case of the Fund's initial period of operations, any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the period ended February 28, 2001, the Advisor waived fees of $36,245 and absorbed expenses of $21,900.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

         Under $15 million                $30,000
         $15 to $50 million               0.20% of average daily net assets
         $50 to $100 million              0.15% of average daily net assets
         $100 to $150 million             0.10% of average daily net assets
         Over $150 million                0.05% of average daily net assets

     For the period ended February 28, 2001, the Fund incurred $14,837 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.


NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the period ended February 28, 2001, the Fund incurred $9,061 in distribution fees.

NOTE 5 - INVESTMENT TRANSACTIONS

     The cost of purchases and the proceeds from sales of securities for the period ended February 28, 2001, excluding short-term investments, were $874,204 and $194,133, respectively.

--------------------------------------------------------------------------------

                                     Advisor
                  PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                              2435 SW Fifth Avenue
                             Portland, Oregon 97201
                             (877) 351-4115 EXT. 21

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                              Cincinnati, Ohio 45202

                                 Transfer Agent
                             ICA FUND SERVICES CORP.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                    Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                  Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

--------------------------------------------------------------------------------

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.